2010 Acquisition (Tables)	12 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Summary of Assets Acquired and Liabilities Assumed

The following table summarizes the assets acquired and liabilities assumed.

Assets purchased
Current assets	$12,513
Property and equipment	2,177
Intangible assets (note 9)	50,061
Goodwill—with no tax base (note 8)	34,173

$98,924

Liabilities assumed
Current liabilities	$9,868
Deferred income tax liability	15,030

$24,898

Net non-cash assets acquired	$74,026
Cash acquired	7,974

Consideration paid—cash	$82,000